General and administrative costs	6 Months Ended
Jun. 30, 2018
General and administrative costs
General and administrative costs	11. General and administrative costs General and administrative costs amount to € 2,649,000 for the quarter ended June 30, 2018 compared to € 2,892,000 for the quarter ended June 30, 2017.